Condensed Consolidated Statements of Change in Shareholders' Deficit - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Class A Ordinary Shares Ordinary Shares	Class B Ordinary Shares Ordinary Shares
Balance at Dec. 31, 2020	$ 19,506	$ 24,137	$ (5,494)		$ 863
Balance (in Shares) at Dec. 31, 2020					8,625,000
Sale of 34,500,000 Units on March 2, 2021 through public offering (in Shares)				34,500,000
Sale of 34,500,000 Units on March 2, 2021 through public offering	3,450			$ 3,450
Excess of the fair value of private placement warrants over cash received	1,880,000	1,880,000
Class A ordinary shares subject to possible redemption	(3,450)			$ (3,450)
Class A ordinary shares subject to possible redemption (in Shares)				(34,500,000)
Remeasurement of Class A ordinary shares subject to redemption	(28,950,644)	(1,904,137)	(27,046,507)
Net income	5,128,650		5,128,650
Balance at Dec. 31, 2021	(21,922,488)	0	(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Net income	1,295,281	0	1,295,281	$ 0	$ 0
Balance at Mar. 31, 2022	(20,627,207)	0	(20,628,070)	$ 0	$ 863
Balance (in Shares) at Mar. 31, 2022				0	8,625,000
Balance at Dec. 31, 2021	(21,922,488)	0	(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Balance at Dec. 31, 2021	(21,922,488)	0	(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Balance at Dec. 31, 2021	(21,922,488)	0	(21,923,351)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2021				0	8,625,000
Proceeds received on convertible note less than fair value	592,600	592,600
Accretion portion net against additional paid-in-capital	(592,600)	(592,600)
Accretion of Class A ordinary shares subject to possible redemption	(4,334,713)	(2,727,125)	(1,607,588)
Reduction of deferred underwriting fee payable	8,784,563	8,784,563
Net income	5,982,340		5,982,340
Balance at Dec. 31, 2022	(11,490,298)	6,057,438	(17,548,599)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2022				0	8,625,000
Balance at Mar. 31, 2022	(20,627,207)	0	(20,628,070)	$ 0	$ 863
Balance (in Shares) at Mar. 31, 2022				0	8,625,000
Balance at Dec. 31, 2022	(11,490,298)	6,057,438	(17,548,599)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2022				0	8,625,000
Proceeds received on convertible note less than fair value	12,198	12,198	0	$ 0	$ 0
Accretion of Class A ordinary shares subject to possible redemption	(4,017,216)	(4,017,216)		0	0
Net income	170,155	0	170,155	$ 0	0
Balance at Mar. 31, 2023	$ (15,325,161)	$ 2,052,420	$ (17,378,444)		$ 863
Balance (in Shares) at Mar. 31, 2023					8,625,000